February 3, 2021

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Waycross Independent Trust (the “Trust”) (File Nos. 333-239562 and 811-23581)

Ladies and Gentlemen:

On behalf of Waycross Independent (the “Trust”) and its series, the Waycross Long/Short Equity Fund, enclosed herewith for filing please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement with the Fund’s current investment adviser following a change of control of the investment adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 629-9482 or bjhowell@strausstroy.com

Very truly yours,

/s/ Bo J. Howell
Strauss Troy Co., LPA